Schedule of Significant Weighted Average Assumptions (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stock price	$ 0.32	$ 0.46	$ 0.66	$ 5.31
Dividend yield
Expected life (years)	3 years 7 days	3 years 7 days	3 years 7 days	3 years 3 days
Expected volatility	63.64%	69.84%	69.49%	83.88%
Risk-free interest rate	4.22%	3.25%	3.47%	0.47%